FINANCIAL ASSETS AND LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2023
Financial Instruments [Abstract]
Classification of financial instruments	The classification of financial instruments is summarized as follows:

	Classifications	March 31, 2023	December 31, 2022
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	35,972,482	88,266,985
Trade receivables	Amortized cost	38,525,447	25,684,870
Incentives and other government assistance receivable	Amortized cost	38,003,558	25,312,738
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	62,568,439	62,383,813
Long-term debt and other debts	Amortized cost	114,893,459	110,673,348
Share warrant obligations	FVTPL	20,383,842	23,243,563
The Group's financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrant issued to a customer	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2